Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Basic earnings per share
Profit for the period attributable to owners of the parent	€ 56.4	€ 39.2	€ 166.5	€ 108.0
Weighted average Ordinary Shares and Founder Preferred Shares (basic) (in shares)	195.5	196.4	199.0	190.5
Basic earnings per share (in euros per share)	€ 0.29	€ 0.20	€ 0.84	€ 0.57
Diluted earnings per share
Profit for the period attributable to owners of the parent	€ 56.4	€ 39.2	€ 166.5	€ 108.0
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) (in shares)	195.5	196.4	199.0	190.5
Diluted earnings per share (in euros per share)	€ 0.29	€ 0.20	€ 0.84	€ 0.57